VARIABLE INTEREST ENTITIES ("VIEs") - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 246,954	$ 65,710	$ 40,686	$ 98,998
Restricted cash	155,627	117,488
Vessels and equipment, net	1,588,923	1,652,710
Total assets	2,427,371	2,252,708	2,231,662
LIABILITIES AND EQUITY
Accrued liabilities	32,240	17,438
Current portion of long-term debt	118,850	78,101
Non-current debt	1,252,184	1,296,609
Total liabilities	1,579,770	1,648,279
Total equity	847,601	604,429	$ 596,515	$ 601,739
Total liabilities and equity	2,427,371	2,252,708
PT Golar Indonesia
ASSETS
Cash	16,016	14,124
Restricted cash	10,270	10,361
Vessels and equipment, net	269,624	290,638
Other assets	4,348	12,121
Total assets	300,258	327,244
LIABILITIES AND EQUITY
Accrued liabilities	11,675	9,989
Current portion of long-term debt	19,759	13,633
Amounts due to related parties	107,838	135,809
Non-current debt	82,741	102,500
Other liabilities	515	68
Total liabilities	222,528	261,999
Total equity	77,730	65,245
Total liabilities and equity	$ 300,258	$ 327,244